Non-cash items (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Non-cash Items
Depreciation	$ 1,515	$ 944
Change in fair value of derivative financial instruments (Note 12)	1,658	1,799
Share-based compensation expense (Note 14)	1,513	1,350
Accretion of provision for reclamation	71	54
Deferred income tax expense (Note 8)	1,708	1,704
Accretion of lease liabilities (Note 10)	158	2
Deferred revenue (Note 9)	1,068	84
Accretion of deferred revenue (Note 9)	196	241
Foreign exchange losses	72	164
Financing costs expensed (Note 5)	953
VAT impaired	20
Total non-cash items	$ 5,616	$ 2,744